RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 3,694,469	$ 7,911,720
HUANG Jian Cong [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	3,584,216	7,911,720
Other Affiliates of the Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 110,253	$ 0